OTHER NON-CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Non-current Assets
The components of other non-current assets are as follows:

(US$ Millions)	Jun. 30, 2024	Dec. 31, 2023
Securities - FVTPL	$3,232	$3,240
Derivative assets	138	192
Securities - FVTOCI	36	61
Other marketable securities	28	28
Restricted cash	568	581
Inventory	1,945	1,858
Accounts receivables - non-current	47	43
Other	171	167
Total other non-current assets	$6,165	$6,170